STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
4. STOCKHOLDERS’ EQUITY

Share Capital

The Company has authorized 100,000,000 common shares at par value of $0.001 per share. As at December 31, 2018 and 2017, the Company has 10,950,000 common shares issued and outstanding.